Convertible Preferred Stock and Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock and Preferred Stock
Summary of preferred stock

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	24,359,107	$18,394	$18,000	24,359,107
Series A Preferred Stock	9,233,677	3,484,240	11,321	11,819	6,977,190
Series B-1 Preferred Stock	90,328,396	34,129,398	31,953	32,997	34,129,398
Series B Preferred Stock	40,671,814	15,367,312	14,209	14,284	15,367,312
	207,390,039	77,340,057	$75,877	$77,100	80,833,007